Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances

The Group had the following related party balances:

			As of December 31,
	Relationship	Notes	2024	2025
			RMB	RMB
Amounts due from related parties:
Ucommune Venture Group	(b)	(i)	1,465	—
			1,465	—

			As of December 31,
	Relationship	Notes	2024	2025
			RMB	RMB
Amounts due to related parties:
Youxiang Group	(a)	(ii)	1,345	1,626
Ucommune Venture Group	(b)	(i)	75,669	5,982
Others		(iii)	1,837	1,433
			78,851	9,041
(i)	Amounts due from and amounts due to Ucommune Venture Group are loans between the Group and the Ucommune Venture Group.

(ii)	Amounts due to Youxiang Group are accrued lease expenses and property management expenses payable.

(iii)	Amounts due to others are loan received from Dr. Daqing Mao and investment principal due to an entity under control of Angela Bai.

Lease expenses

			For the Years Ended December 31,
	Relationship	Notes	2023	2024	2025
			RMB	RMB	RMB
Youxiang Group	(a)	(i)	27	—	—

Revenues

			For the Years Ended December 31,
	Relationship	Notes	2023	2024	2025
			RMB	RMB	RMB
Youxiang Group	(a)	(ii)	476	95	177
Ucommune Venture Group	(b)		—	42	—

Property management expense

			For the Years Ended December 31,
	Relationship	Notes	2023	2024	2025
			RMB	RMB	RMB
Youxiang Group	(a)	(iii)	915	492	—

Loans exempt from related parties

			For the Years Ended December 31,
	Relationship	Notes	2023	2024	2025
			RMB	RMB	RMB
Ucommune Venture Group	(b)	(iv)	—	11,537	56,650

Loans exempt to related parties

			For the Years Ended December 31,
	Relationship	Notes	2023	2024	2025
			RMB	RMB	RMB
Ucommune Venture Group	(b)	(iv)	—	7,875	2,220
			For the Years Ended December 31,
	Relationship	Notes	2023	2024	2025
			RMB	RMB	RMB
Ucommune Venture Group	(b)	(v)	—	—	9,657
(i)	The amount represents rental expense for the operating lease to Youxiang Group.

(ii)	The amount represents consulting and workspace membership service provided to Youxiang Group.

(iii)	The amount represents property management services provided by Youxiang Group.

(iv)	The amount represents loans exempt from and exempt to Ucommune Venture Group.

(v)	On August 1, 2025, the Group disposed of two subsidiaries, Beijing Anlingranliu Enterprise Management Co., Ltd. and Beijing Anlingranqi Enterprise Management Co., Ltd. to Beijing Dongyi Yuanda Architectural Decoration Engineering Co., Ltd. (“Dongyi Yuanda”), subsidiary of Ucommune Venture Group. The consideration of the disposal was settled by the payables due to Dongyi Yuanda. RMB 55 disposal gain was recorded as additional paid-in capital as it was the transaction under common control as of the transaction date. Dongyi Yuanda was no longer the related party of the Group after Ucommune Venture Group disposed of 46.05% shares of Dongyi Yuanda in September 2025.